Document and Entity Information	Oct. 01, 2021
Document Information [Line Items]
Document, Type	8-K
Document, Period End Date	Oct. 01, 2021
Entity, Registrant Name	Expro Group Holdings N.V.
Entity, Incorporation, State or Country Code	P7
Entity, File Number	001-36053
Entity, Tax Identification Number	98-1107145
Entity, Address, Address Line One	1311 Broadfield Blvd.
Entity Address, Address Line Two	Suite 400
Entity, Address, City or Town	Houston
Entity Address, State or Province	TX
Entity, Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	463-9776
Entity Information, Former Legal or Registered Name	Frank’s International N.V.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	FI
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001575828
Former Address [Member]
Document Information [Line Items]
Entity, Address, Address Line One	Mastenmakersweg 1
Entity, Address, City or Town	Den Helder
Entity, Address, Country	NL
Entity, Address, Postal Zip Code	1786 PB